Schedule of changes in deferred tax assets (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred tax assets, Beginning balance	₨ (1,517)	₨ 985
Recognised in profit or loss	5,258	(2,428)
Recognised in other comprehensive income	195	(74)
Deferred tax assets, Ending balance	3,936	(1,517)
Property plant and equipment intangible assets and ROU assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Beginning balance	(7,917)	(8,778)
Recognised in profit or loss	4,016	816
Recognised in other comprehensive income
Deferred tax assets, Ending balance	(3,902)	(7,917)
Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Beginning balance	2,281	4,656
Recognised in profit or loss	1,765	(2,375)
Recognised in other comprehensive income
Deferred tax assets, Ending balance	4,046	2,281
Employee benefits [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Beginning balance	3,009	2,531
Recognised in profit or loss	(891)	478
Recognised in other comprehensive income
Deferred tax assets, Ending balance	2,118	3,009
Provision for expenses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Beginning balance	25	1,459
Recognised in profit or loss	117	(1,434)
Recognised in other comprehensive income
Deferred tax assets, Ending balance	142	25
OCI gratuity [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Beginning balance	1,043	1,117
Recognised in profit or loss	(0)	(0)
Recognised in other comprehensive income	195	(74)
Deferred tax assets, Ending balance	1,238	1,043
Loss available for offsetting against future taxable income [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Beginning balance	42
Recognised in profit or loss	252	42
Recognised in other comprehensive income
Deferred tax assets, Ending balance	₨ 294	₨ 42